Loans (Schedule Of Loans By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582	[1],[2]	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]
Allowance for loan losses	276,963	[1],[2]	384,351	[1],[2]	664,799	[1],[2]	896,914
Total net loans	16,431,619		16,012,776
Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,796,956		8,014,927
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,688,703		5,891,546
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	765,583	[3]	828,193	[4]
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	289,105		284,051
Commercial Portfolio Segment [Member] | Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,796,956		8,014,927
Commercial Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,109,930		1,257,497
Commercial Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	58,305		120,913
Retail [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,286,279		5,291,364
Retail [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	752,412		787,597
Retail [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	289,105		284,051
Retail [Member] | Restricted Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	415,595	[5]	640,778	[5]
Restricted Consumer Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	402,400		600,200		701,800
Allowance for loan losses	13,300		25,700		42,100
Restricted Permanent Mortgage Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	13,200		40,600		55,700
Allowance for loan losses	$ 800		$ 6,100		$ 5,400

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Includes restricted real estate loans and secured borrowings.
[4]	Includes restricted real estate loans and secured borrowings
[5]	Balances as of December 31, 2012 and 2011,include $402.4 million and $600.2 million of consumer real estate loans and $13.2 million and $40.6 million of permanent mortgage loans, respectively.